Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible Assets, Net Disclosure [Abstract]
Amortization expenses	$ 37,178